Cover Page	9 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2021
Entity Registrant Name	SOUTHWEST IOWA RENEWABLE ENERGY, LLC
Entity File Number	000-53041
Entity Incorporation, State or Country Code	IA
Entity Tax Identification Number	20-2735046
Entity Address, City or Town	Council Bluffs,
Entity Address, Address Line One	10868 189th Street,
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	51503
City Area Code	(712)
Local Phone Number	366-0392
Entity Emerging Growth Company	false
Entity Central Index Key	0001424844
Amendment Flag	false